Note 7. Promissory Notes Payable (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2012	Mar. 27, 2013	Nov. 28, 2012
Payables and Accruals [Abstract]
Collateral account receivable	$ 15,738	$ 125,948	$ 75,886
Account receivable collected	60,148
Promissory note used by related party	$ 175,000